Financial Instruments - Fair Value Measurements (Details) - Schedule of Changes in the Fair Value - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Preferred stock warrant liability [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning				$ 1,190,691	$ 1,190,691	$ 1,610,938
Issue of Notes
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant					5,284,494	(420,247)
Change in fair value of Notes
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company			(175,102)	(245,143)	(6,475,185)
Change in fair value of unsecured convertible note
Balance at Ending						1,190,691
Convertible promissory note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning				10,944,727	10,944,727
Issue of Notes						10,000,000
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes			575,434	420,022	(6,990,870)	944,727
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Conversion to Common Stock					(3,953,857)
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note
Balance at Ending						10,944,727
Senior subordinated convertible promissory note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning				17,422,132	17,422,132
Issue of Notes
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants			4,519,696	8,655,330	13,175,026	8,109,954
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes
Change in fair value of SSCPN			6,141,965	10,519,247	(3,448,845)	9,312,177
Change in fair value of derivative financial instrument
Conversion to Common Stock					(27,148,313)
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note
Balance at Ending						17,422,132
Unsecured convertible note [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning		10,067,601
Issue of Notes
Issue of unsecured convertible note at discount					8,434,605
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Conversion to Common Stock		(2,324,696)
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note	390,218	(1,360,238)			1,632,996
Balance at Ending					10,067,601
Derivative financial instrument (‘Warrants’) [Member]
Schedule of Changes in the Fair Value [Line Items]
Balance at Beginning				14,373,856	14,373,856
Issue of Notes
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes
Change in fair value of SSCPN
Change in fair value of derivative financial instrument			813,566	9,222,809	3,465,293	14,373,856
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company					(17,839,149)
Change in fair value of unsecured convertible note
Balance at Ending						$ 14,373,856